CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Details Narrative)										1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2021 shares	Dec. 21, 2021 USD ($) $ / shares shares	Dec. 21, 2021 USD ($) $ / shares shares	Sep. 29, 2021 $ / shares	May 31, 2021 USD ($) $ / shares shares	May 27, 2021 $ / shares shares	Jun. 08, 2020 shares	Apr. 06, 2020 shares	Jan. 09, 2020 shares	Jul. 31, 2021 USD ($) shares	May 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Aug. 03, 2020 $ / shares shares
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares											1,999
Sale of Stock, Price Per Share | $ / shares					$ 37.50						$ 37.50
Proceeds from Notes Payable | $					$ 74,945									$ 6,500,743	$ 1,060,949	$ 263,907
Sale of Stock, Consideration Received Per Transaction | $										$ 1,100,000	$ 74,945
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																16,666		15,300
Debt Issuance Costs, Gross | $					$ 6,745						6,745
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 20.63
[custom:ProRataUnits-0] | shares		42,889	42,889
[custom:AggregateProRataUnits-0] | shares		55,463	55,463
Stock Issued During Period, Shares, New Issues | shares	306,740						1,334	10,667	8,334
Fair value of warrant | $		$ 4,299,649														$ 4,447,982
Fair value of derivative liability | $		$ 2,485,346	$ 2,485,346
Interest and acceration expenses | $												$ 805,849				126,024
Interest and acceration expenses | $																$ 116,676
Debt Instrument, Convertible, Conversion Price | $ / shares																$ 26.25
Gain (Loss) on Extinguishment of Debt | $																$ 663,522
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Frequency of Periodic Payment														The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount		The Convertible Notes mature in 24 months from the initial closing date and accrue 10% of simple interest per annum on the outstanding principal amount
Debt Instrument, Convertible, Type of Equity Security														The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $26.25 per share (previously $33.75 per the September 2021 Amendment and originally $37.50 per the May Unit Purchase Agreement)		The Convertible Notes principal and accrued interest can be converted at any time at the option of the holder at a conversion price of $26.25 per share (previously $33.75 per the September 2021 Amendment and originally $37.50 per the May Unit Purchase Agreement)
Debt Instrument, Convertible, Conversion Ratio														0.75		0.75
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 26.25		$ 26.25
Interest Income [Member]
Short-Term Debt [Line Items]
Interest and acceration expenses | $														$ 1,622,730
Interest and acceration expenses | $													$ 70,221		$ 74,410
Maximum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price, Decrease | $ / shares				$ 37.50
Minimum [Member]
Short-Term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price, Decrease | $ / shares				33.75
Minimum [Member] | Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Equity Method Investment, Aggregate Cost | $												$ 10,000,000		$ 10,000,000		$ 10,000,000
Class A Warrants [Member]
Short-Term Debt [Line Items]
Sale of Stock, Consideration Received Per Transaction | $											$ 1,999
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					1,999						1,999
New Class C Warrants [Member]
Short-Term Debt [Line Items]
Percentage of warrant coverage														200.00%		200.00%
Debt Instrument, Convertible, Conversion Ratio														0.75		0.75
Debt Instrument, Convertible, Conversion Price | $ / shares												$ 33.75		$ 33.75		$ 33.75
Warrant, Exercise Price, Increase | $ / shares														$ 33.75		$ 33.75
Warrants exercisable term														5 years		5 years
Unit Purchase Agreement [Member]
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		228,571	228,571			266,666					1,999
Sale of Stock, Price Per Share | $ / shares		$ 26.25	$ 26.25		$ 37.50	$ 37.50					$ 37.50
Debt Instrument, Description		Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $26.25 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $33.75 per share (the new Class C Warrant)	Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company at an initial conversion price of $26.25 and, (ii) a warrant to purchase two shares of Common Stock at an initial purchase price of $33.75 per share (the new Class C Warrant)			Each Unit is comprised of (i) a convertible promissory note convertible into common stock of the Company, (ii) a warrant to purchase one share of common stock of the Company (the ‘Class A Warrant’); and (iii) a second warrant to purchase common stock of the Company (the “Class B Warrant”)
Proceeds from Notes Payable | $											$ 74,945
Sale of Stock, Consideration Received Per Transaction | $											74,945
Debt Issuance Costs, Gross | $					$ 6,745						$ 6,745
Sale of Stock, Consideration Received on Transaction | $		$ 6,000,000	$ 6,000,000
Unit Purchase Agreement [Member] | Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares		647,169
Unit Purchase Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares			647,619
Sale of Stock, Price Per Share | $ / shares				37.50
Debt Instrument, Convertible, Conversion Price, Decrease | $ / shares				37.50
Unit Purchase Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Sale of Stock, Price Per Share | $ / shares				33.75
Debt Instrument, Convertible, Conversion Price, Decrease | $ / shares				$ 33.75
Unit Purchase Agreement [Member] | Class A Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					1,999						1,999					31,332
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 46.92
Warrants exercisable term																5 years
Unit Purchase Agreement [Member] | Class B Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares					1,999						1,999					31,332
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 75.00
Warrants exercisable term																5 years
Unit Purchase Agreement [Member] | New Class C Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		457,142	457,142									557,328		557,328
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 33.75	$ 33.75									$ 33.75		$ 33.75
Warrants exercisable term			5 years											5 years
Unit Purchase Program [Member]
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares										29,333
Proceeds from Notes Payable | $										$ 1,100,000
Sale of Stock, Consideration Received Per Transaction | $										$ 1,100,000
Unit Purchase Program [Member] | Class A Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										29,333
Unit Purchase Program [Member] | Class B Warrants [Member]
Short-Term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										29,333
December 2021 Exchange Agreement [Member]
Short-Term Debt [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares														278,658
Sale of Stock, Consideration Received on Transaction | $														$ 7,315,138
Investments | $		$ 6,000,000.0	$ 6,000,000.0
Debt instrument, maturity date			Dec. 21, 2023
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 33.75	$ 33.75
Percentage of warrant coverage			200.00%
[custom:ProRataUnits-0] | shares		42,889	42,889
[custom:AggregateProRataUnits-0] | shares		55,463	55,463
Stock Issued During Period, Shares, New Issues | shares														278,658
[custom:StockIssuedDuringPeriodSharesIssuedToSettleNotesPayable] | shares														10,615
[custom:StockIssuedDuringPeriodSharesIssuedToSettleAccountsPayable] | shares														1,523
Stock Issued During Period, Shares, Issued for Services | shares														11,428
Fair value of warrant | $														$ 4,341,042		$ 4,299,649
Fair value of derivative liability | $												$ 2,438,379		$ 2,438,379		$ 2,485,346
[custom:WarrantCoveragePercentage]		200.00%
December 2021 Exchange Agreement [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 33.75	$ 33.75
Debt Instrument, Convertible, Conversion Price, Decrease | $ / shares		33.75
December 2021 Exchange Agreement [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Sale of Stock, Price Per Share | $ / shares		26.25	$ 26.25
Debt Instrument, Convertible, Conversion Price, Decrease | $ / shares		$ 26.25